             As filed with the Securities and Exchange Commission
                                on July 9, 1998
                      Registration No. 33-64352; 811-7780

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT          [X]
                        Post-Effective Amendment No. 10                 [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                               Amendment No. 12

                        (Check appropriate box or boxes)

                                STAGECOACH TRUST
               (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas  72201
          (Address of Principal Executive Offices, including Zip Code)

      Registrant's Telephone Number, including Area code:  (800) 643-9691

                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)

                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Avenue, N.W.
                            Washington, D.C.  20006

It is proposed that this filling will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to Rule 485(b), or [ ] on _________, pursuant to Rule 485(b)

[ ] 60 days after filing pursuant to Rule 485(a)(1), or [ ] on _________, pursuant to Rule 485(a)(1)

[X] 75 days after filing pursuant to Rule 485(a)(2), or [ ] on _________, pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

                                STAGECOACH TRUST
                                ----------------
                             Cross Reference Sheet
                             ---------------------

Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------
1               Cover Page
2               Summary of Expenses
3               Financial Highlights
                How to Read the Financial Highlights
4               General Investment Risks
                Key Information
                Organization and Management of the Funds
                (Name of) Fund
5               Organization and Management of the Funds
                Summary of Expenses
6               Additional Services and Other Information
7               Additional Services and Other Information
                Exchanges
                Your Account
8               Additional Services and Other Information
                Exchanges
                Your Account
9               Not Applicable

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page
11              Table of Contents
12              Historical Fund Information
13              Additional Permitted Investment Activities
                Appendix
                Investment Restrictions
                Risk Factors
14              Management
15              Management
16              Fund Expenses
                Independent Auditors
                Management
17              Portfolio Transactions
18              Capital Stoock
                Other
19              Additional Purchase and Redemption Information
                Determination of Net Asset Value
20              Federal Income Taxes
21              Management
22              Performance Calculations
23              Financial Information

Part C Other Information
------ -----------------

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                EXPLANATORY NOTE
                                ----------------

This Post-Effective Amendment No. 10 (the "Amendment") to the Registration Statement of Stagecoach Trust (the "Trust") is being filed to register the Prospectus and related Statement of Additional Information ("SAI") for the Class A, Class B and Class C shares of the Trust's new Large Cap Alpha Tilt Fund and Small Cap Alpha Tilt Fund. The Amendment does not affect the Registration Statement for the Trust's other Funds.

September 22, 1998

                                                           STAGECOACH FUNDS/R/
Stagecoach
        Large Cap Alpha Tilt Fund
        Small Cap Alpha Tilt Fund

Prospectus



Class A, Class B and            Please read this Prospectus and keep it for
Class C                         future reference. It is designed to provide
                                you with important information and to help you
                                decide if the Funds' goals match your own.
Investment Advisor
and Administrator
                                These securities have not been approved or
Wells Fargo Bank                disapproved by the U.S. Securities and
                                Exchange Commission, any state securities
Investment Sub-Advisor          commission or any other regulatory authority,
                                nor have any of these authorities passed upon
Barclays Global Fund            the accuracy or adequacy of this Prospectus.
Advisors                        Any representation to the contrary is a
                                criminal offense.
Distributor and
Co-Administrator                Fund shares are NOT deposits or other
                                obligations of, or issued, endorsed or
Stephens Inc.                   guaranteed by, Wells Fargo Bank, N.A. ("Wells
                                Fargo Bank"), Barclays Global Investors, N.A., or any of their affiliates. Fund shares are NOT insured or guaranteed by the U.S.
                                Government, the Federal Deposit Insurance
                                Corporation ("FDIC"), the Federal Reserve
                                Board or any other governmental agency. AN
                                INVESTMENT IN A FUND INVOLVES CERTAIN RISKS,
                                INCLUDING POSSIBLE LOSS OF PRINCIPAL.

About This Prospectus
--------------------------------------------------------------------------------

What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a Fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "Plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

How is Fund information organized?

After important summary information and the expense fee table, each Fund's investment objective is presented. The icons below tell you where various types of information about the Funds can be found.

                Important information you should look for:
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective and Investment Policies
ARROW]
                What is each Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Fund offered in this Prospectus? Look for the arrow icon to find out.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           A summary of each Fund's key permitted investments and
                practices.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          What are key risk factors for the Funds? This will include the factors described in "General Investment Risks" together with any special risk factors for the Funds.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Provides additional information about the Funds.
--------------------------------------------------------------------------------

                What else do I need to understand the Funds?

                The Funds have a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You can order copies of this document without charge by calling 1-800-222-8222. The statement of Additional Information and other information for the Funds are also available on the SEC's website (http://www.sec.gov).

                Why is italicized print used throughout the Prospectus?

                Words appearing in italicized print and highlighted in color are defined in the Glossary.

Table of Contents


                 Key Information                                  -

                 Summary of Expenses                              -

--------------------------------------------------------------------------------

The Funds        Large Cap Alpha Tilt Fund                        -
                 Small Cap Alpha Tilt Fund

This section     General Investment Risks                         -
contains
important
information
about the Funds.

--------------------------------------------------------------------------------

Your Account     A Choice of Share Classes                        -

Turn to this     Reduced Sales Charges                            -
section for
information on   Your Account                                     -
how to open and
maintain your    How to Buy Shares                                -
account,
including how    Selling Shares                                   -
to buy, sell
and exchange     Exchanges                                        -
Fund shares.
                 Additional Services and Other Information        -

--------------------------------------------------------------------------------

Reference        Organization and Management of the Funds         -

Look here for    Glossary                                         -
details on the
organization
of the Fund
and term
definitions.

Key Information
--------------------------------------------------------------------------------

Summary of the Funds

The Funds described in this Prospectus seek to earn total returns, before fees and expenses, higher than that of its benchmark index without assuming substantial additional risk. Based on systematic analysis of multiple factors, the funds invest in securities expected to outperform the Market. There is no assurance that the Funds will achieve their objectives.

Should you consider investing in these Funds? Yes, if:

*   you are looking to add equity investments to your portfolio;

*   you have an investment horizon of at least three to five years; and

* you are willing to accept the risks of equity investing, including the risk that share prices may rise and fall significantly.

You should not invest in these Funds if:

*   you are looking for FDIC insurance coverage or guaranteed rates of return;

* are unwilling or unable to accept that you may lose money on your investment;

* you are unwilling or unable to accept the risks of investing in the securities markets; or

*   you are seeking monthly dividend income.

Who are "We"?

In this Prospectus, "We" generally means the Family of Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Funds to perform services. The section on "Organization and Management of the Funds" further explains how the Funds are organized.

Who are "You"?

In this Prospectus, "You" means the potential investor or the shareholder.

What are the "Funds"?

In this Prospectus, the "Funds" refers to the Stagecoach Funds listed on the cover of this Prospectus. The "Funds" also may refer to other mutual funds offered by Stagecoach Funds, Inc.

Dividends

We pay dividends, if any, quarterly, and distribute capital gains, if any, at least annually.


4  Stagecoach Alpha Tilts Prospectus

Alpha Tilt Funds                                           Summary of Expenses
--------------------------------------------------------------------------------

================================================================================
SHAREHOLDER TRANSACTION EXPENSES
================================================================================
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See "Organization and Management of the Funds" for more details.
--------------------------------------------------------------------------------

                                                                  Large Cap Alpha Tilt                Small Cap Alpha Tilt
                                                           ------------------------------------------------------------------
                                                             Class A     Class B    Class C     Class A   Class B     Class C
-----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge on a purchase
  (as a percentage of offering price)                          5.25%      None        None       5.25%      None       None
-----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge on reinvested
  dividends                                                    None       None        None       None       None       None
-----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge on:
  Redemption during first year                                 None       5.00%       1.00%      None       5.00%      1.00%
  Redemption after first year                                  None       4.00%       None       None       4.00%      None
-----------------------------------------------------------------------------------------------------------------------------
Exchange fees                                                  None       None        None       None       None       None
-----------------------------------------------------------------------------------------------------------------------------

================================================================================
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
================================================================================

Expenses shown have been restated to reflect contract amounts and amounts payable by each Fund. Expenses shown "after waivers and reimbursements" reflect voluntary fee waivers and reimbursements that may be discontinued without prior notice. Long-term shareholders may pay more than the equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.
=============================================================

                                                                    Large Cap Alpha Tilt                Small Cap Alpha Tilt
                                                               ----------------------------------------------------------------
                                                               Class A     Class B    Class C     Class A   Class B     Class C
-------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee                                                  0.10%      0.75%       0.75%        0.10%    0.75%      0.75%
-------------------------------------------------------------------------------------------------------------------------------
Management fee                                                  0.60%      0.60%       0.60%        0.75%    0.75%      0.75%
-------------------------------------------------------------------------------------------------------------------------------
Other expenses
  (after waivers or reimbursements)                             0.60%      0.60%       0.60%        0.65%    0.65%      0.65%
-------------------------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses
  (after waivers or reimbursements)                             1.30%      1.95%       1.95%        1.50%    2.15%      2.15%
------------------------------------------------------------------------------------------------------------------------------
Other expenses
  (before waivers or reimbursement)                             0.70%      0.70%       0.70%        0.70%    0.70%      0.70%
------------------------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses
  (before waivers or reimbursements)                            1.40%      2.05%       2.05%        1.55%    2.20%      2.20%
------------------------------------------------------------------------------------------------------------------------------

                                            Stagecoach Alpha Tilts Prospectus  5

Alpha Tilt Funds                                            Summary of Expenses
                                                                     (continued)
--------------------------------------------------------------------------------

================================================================================
Example of Expenses - This example is not a representation of past or future expenses, and actual expenses may be higher or lower than those shown.
================================================================================

You would pay the following expenses on
a $1,000 investment assuming a 5% annual            Large Cap Alpha Tilt                Small Cap Alpha Tilt
return and that you redeem your shares at       ---------------------------       ---------------------------
the end of each period.                         Class A   Class B   Class C       Class A   Class B   Class C
-------------------------------------------------------------------------------------------------------------
1 year                                            65        70        30            67        72        32
-------------------------------------------------------------------------------------------------------------
3 years                                           92        91        61            97        97        67
-------------------------------------------------------------------------------------------------------------

================================================================================

Example of Expenses - This example is not a representation of past or future expenses, and actual expenses may be higher or lower than those shown.
================================================================================

You would pay the following expenses
on a $1,000 investment assuming a 5%
annual return and that you do not                 Large Cap Alpha Tilt                Small Cap Alpha Tilt
redeem your shares at the end of             ---------------------------       ---------------------------
each period.                                 Class A   Class B   Class C       Class A   Class B   Class C
-------------------------------------------------------------------------------------------------------------
1 year                                            65        20        20            67        22        22
-------------------------------------------------------------------------------------------------------------
3 years                                           92        61        61            97        67        67
-------------------------------------------------------------------------------------------------------------

6  Stagecoach Alpha Tilts Prospectus

Large Cap Alpha Tilt Fund
--------------------------------------------------------------------------------

                Advisor:                      Wells Fargo Bank
                Sub-Advisor:                  Barclays Global Fund Advisors

--------------------------------------------------------------------------------

                Investment Objective

[LOGO           The Large Cap Alpha Tilt Fund seeks to earn a total return,
OF ARROW]       before fees and expenses, higher than that of the Russell
                1000 Index (the "Russell 1000").

                Investment Policies

                We use a proprietary CoreAlpha Model (the "Model") that is designed to produce the maximum alpha, or above market returns, while minimizing the "active risk" (the additional risk above that of the Russell 1000). Based on an analysis of several factors, the Fund invests in securities expected to outperform the market. The Model is designed to minimize the largest types of active risk and to achieve the best balance between added return and additional risk.

                The Model seeks "alpha," or above market returns, by evaluating several quantitative factors. The Model evaluates changes in analysts' earnings forecasts to identify companies with increased future earnings expectations. It analyzes fundamental measures of valuation such as price/earning and price/book ratios in order to find companies that are trading at attractive prices relative to their underlying value. The Model considers corporate financing and individual trading decisions by company management that may reveal insider opinions on the price of the stock.

                We set the target active risk level which represents the acceptable level of the volatility of the Fund's total returns relative to the Russell 1000. The Model minimizes the amount of active risk by matching the industry weights of the Russell 1000, by remaining fully invested in equities and not allocating into other asset classes and by broadly diversifying its equity investments and constraining the amount of deviation of any one security weighting in the index.

                From time to time we may modify and refine the Model based on ongoing research.

--------------------------------------------------------------------------------

                Permitted Investments

[LOGO OF        Under normal market conditions, we invest:
PERCENTAGE
SIGN]           *   in a diversified portfolio of common stocks included in
                the Russell 1000;

                * in stock index futures and options on stock indexes as a substitute for a comparable position in the underlying securities; and

                * in interest-rate futures contracts, options on interest rate swaps and index swaps.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other


                                           Stagecoach Alpha Tilts Prospectus   7

--------------------------------------------------------------------------------

                mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks
                beginning on page __ and the specific risks listed below. They are equally important to your investment choice.

                This Fund attempts to exceed the total return of the Russell 1000, before fees and expenses. Therefore, during periods when the Russell 1000 is losing value, your investment may also lose value.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           The Russell 1000 consists of the largest 1000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select.

                For information on Fund fees and expenses, see "Summary of Expenses" on page __.


8  Stagecoach Alpha Tilts Prospectus

Small Cap Alpha Tilt Fund
--------------------------------------------------------------------------------


                Advisor:                      Wells Fargo Bank
                Sub-Advisor:                  Barclays Global Fund Advisors

--------------------------------------------------------------------------------

                Investment Objective

[LOGO           The Small Cap Alpha Tilt Fund seeks to earn a total return,
OF ARROW]       before fees and expenses, higher than that of the Russell
                2000 Index (the "Russell 2000").

                Investment Policies

                We use a proprietary CoreAlpha Model (the "Model") that is designed to produce the maximum alpha, or above market returns, while minimizing the "active risk" (the additional risk above that of the Russell 2000). Based on an analysis of several factors, the Fund invests in securities expected to outperform the market. The Model is designed to minimize the largest types of active risk and to achieve the best balance between added return and additional risk.

                The Model seeks "alpha," or above market returns, by evaluating several quantitative factors. The Model evaluates changes in analysts' earnings forecasts to identify companies with increased future earnings expectations. It analyzes fundamental measures of valuation such as price/earning and price/book ratios in order to find companies that are trading at attractive prices relative to their underlying value. The Model considers corporate financing and individual trading decisions by company management that may reveal insider opinions on the price of the stock.

                We set the target active risk level which represents the acceptable level of the volatility of the Fund's total returns relative to the Russell 2000. The Model minimizes the amount of active risk by matching the industry weights of the Russell 2000, by remaining fully invested in equities and not allocating into other asset classes and by broadly diversifying its equity investments and constraining the amount of deviation of any one security weighting in the index.

                From time to time we may modify and refine the Model based on ongoing research.

--------------------------------------------------------------------------------

                Permitted Investments

[LOGO OF        Under normal market conditions, we invest:
PERCENTAGE
SIGN]           *   in a diversified portfolio of common stocks included in the
                Russell 2000;

                * in stock index futures and options on stock indexes as a substitute for a comparable position in the underlying securities; and

                * in interest-rate futures contracts, options on interest rate swaps and index swaps.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other


                                           Stagecoach Alpha Tilts Prospectus   9

--------------------------------------------------------------------------------

                mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks
                beginning on page __ and the specific risks listed below. They are equally important to your investment choice.

                This Fund attempts to exceed the total return of the Russell 2000, before fees and expenses. Therefore, during periods when the Russell 2000 is losing value, your investment may also lose value.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           The Russell 2000 Index is comprised of the smallest 2000
                companies in the Russell 3000 Index, representing approximately
                11% of the Russell 3000 total market capitalization.

                For information on Fund fees and expenses, see "Summary of Expenses" on page __.


10  Stagecoach Alpha Tilts Prospectus

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

* Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

*  We cannot guarantee that we will meet our investment objectives.

* We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to perform certain functions such as selling agents or investment advisors, offer or promise to make good any such losses.

* Share prices-and therefore the value of your investment-will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as volatility.

* Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

* An investment in a single Fund, by itself, does not constitute a complete investment plan.

The Funds invest in securities that involve particular kinds of risk.

* The Funds invest in equities that are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the portfolio. Certain types of stock and certain stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity market, as measured by the S&P 500 Index and other commonly used indexes, is trading at or close to record levels. There can be no guarantee that these performance levels will continue.

* The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to a Fund itself.

* The Funds may also use certain derivative instruments such as stock index futures and options on stock index futures. The term "derivatives" covers a wide number of investments, but in general it refers to any financial


                                           Stagecoach Alpha Tilts Prospectus  11

--------------------------------------------------------------------------------

   instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to each Fund and a table showing some of the additional investment practices that each Fund may use. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk- The risk that the other party in a repurchase agreement or the transaction will not fulfill its contract obligation.

Credit Risk- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk- The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Information Risk- The risk that information about a security is either unavailable, incomplete or is inaccurate.

Leverage Risk- The risk that a practice may increase the Fund's exposure to Market Risk, Interest Rate Risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk- The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk- The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk- The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might be permit inappropriate trading practices.

Year 2000 Risks- Many computer software systems in use today cannot distinguish the Year 2000 from the Year 1900. Most of the services provided to the Funds depend on the smooth functioning of computer systems. Any failure to adapt these systems in time could hamper the Funds' operations and services. The Funds' principal service providers have advised the Funds that they are working on necessary changes to their systems and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, because the Year 2000 issue affects virtually all organizations, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

12  Stagecoach Alpha Tilts Prospectus

        Investment Practice/Risk
        ------------------------------------------------------------------------

        The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies section of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for the Funds or the Statement of Additional Information for more information on these practices.

        In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Funds. See the "Important Risk Factors" in the summary for each of the Funds. You should also see the Statement of Additional Information for additional discussion information about the investment practices and risks particular to the Funds.

        Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Funds remains within the parameters their objective.
        ------------------------------------------------------------------------

=============================================================================================================================
                                                                                            Large Cap           Small Cap
INVESTMENT PRACTICE:                                RISK:                                Alpha Tilt Fund     Alpha Tilt Fund
=============================================================================================================================
Other Mutual Funds

The temporary investment in shares of another       Market Risk                                 *                  *
mutual fund.  A pro rata portion of the other
fund's expenses, in addition to the expenses
paid by the Fund, will be borne by Fund
shareholders.
---------------------------------------------------------------------------------------------------------------------------
Options

The right or obligations to receive or deliver      Credit, Information
a security or cash payments depending on the        and Liquidity Risk
security's price or the performance of
an index or benchmark.
---------------------------------------------------------------------------------------------------------------------------
Stock Index Futures                                                                             *                  *
Options on Stock Index Futures                                                                  *                  *
Index Swaps                                                                                     *                  *
Interest Rate Futures Options                                                                   *                  *
Interest Rate Futures                                                                           *                  *
Interest Rate Swaps                                                                             *                  *
---------------------------------------------------------------------------------------------------------------------------
Privately Issued Securities

Securities that are not publicly traded but         Liquidity Risk                              *                  *
which may be resold in accordance with Rule
144A of the Securities Act of 1933.
---------------------------------------------------------------------------------------------------------------------------
Loans of Portfolio Securities

The practice of loaning securities to brokers,      Credit and                                  *                  *
dealers and financial and institutions              Counter-Party Risk
to increase return on those securities. Loans
may be made in accordance with existing
investment policies. Limited to  33 1/3% of assets.
---------------------------------------------------------------------------------------------------------------------------
Borrowing Policies

The ability to borrow an equivalent of 20%          Leverage Risk                               *                  *
of assets from banks for temporary purposes
to meet shareholder redemptions.
---------------------------------------------------------------------------------------------------------------------------
Illiquid Securities

A security that cannot be readily sold, or          Liquidity Risk                              *                  *
cannot be readily sold without negatively
affecting the fair price.
---------------------------------------------------------------------------------------------------------------------------

                                           Stagecoach Alpha Tilts Prospectus  13

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

* Class A Shares - with a front-end sales charge, volume reductions and lower on-going expenses than Class B shares.

* Class B Shares - with a contingent deferred sales charge (CDSC) that diminishes over time, and higher on-going expenses than Class A shares.

* Class C Shares - with a 1.00% contingent deferred sales charge (CDSC) on redemptions made within one year of purchase, and higher on-going expenses than Class A Shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after six years to avoid the higher on-going expenses assessed against Class B shares.

Class C shares are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Please see the expenses listed for the Funds and the following charge schedules before making your decision. You should also review the "Reduced Sales Charges" section below. You may wish to discuss this choice with your financial consultant.


14  Stagecoach Alpha Tilts Prospectus

A Choice of Share Classes
--------------------------------------------------------------------------------

Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price
(POP) which is the Net Asset Value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

================================================================================
Class A shares listed in this Prospectus have the following charge schedule:
================================================================================
  Amount                  Front-end sales charge as       Front-end sales charge as     Dealer allowance as %
 of purchase              % of public offering price      % of net amount invested      of public offering price
----------------------------------------------------------------------------------------------------------------
Less than $50,000                   5.25%                           5.54%                        4.75%
----------------------------------------------------------------------------------------------------------------
$50,000 to $99,999                  4.50%                           4.71%                        3.75%
----------------------------------------------------------------------------------------------------------------
$100,000 to $249,999                3.50%                           3.63%                        2.75%
----------------------------------------------------------------------------------------------------------------
$250,000 to $499,999                2.50%                           2.56%                        2.00%
----------------------------------------------------------------------------------------------------------------
$500,000 to $999,999                2.00%                           2.04%                        1.75%
----------------------------------------------------------------------------------------------------------------
$1,000,000 and over/1/              0.00%                           0.00%                        1.00%

----------------------------------------------------------------------------------------------------------------

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Please note that Class A shares of other Funds listed in other prospectuses have different sales charges and breakpoints levels.

Class B Share CDSC Schedule

If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a contingent deferred sales charge (CDSC) based on how long you have held your shares. Certain exceptions apply (see "Class B Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC schedule is as follows:

================================================================================
Class B shares listed in this prospectus have the following charge schedule:
================================================================================
Redemption within       1 year  2 years  3 years   4 years   5 years   6 years
--------------------------------------------------------------------------------
CDSC                    5.00%   4.00%    3.00%     3.00%     2.00%     1.00%
--------------------------------------------------------------------------------

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 4.00% of the purchase price of Class B shares to selling agents at the time of the sale.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires and the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class C Share CDSC Schedule

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a contingent deferred sales charge (CDSC) of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

                                           Stagecoach Alpha Tilts Prospectus  15

Reduced Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of these potential reductions when you are deciding which share class to buy.

Class A Share Reductions:

* You pay no sales charges on Fund shares you buy with reinvested distributions.

* You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

* By signing a Letter of Intent (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

* Rights of Accumulation (ROA) allow you to combine the amount you invest with the total NAV of shares you own in other Stagecoach front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

* If you are reinvesting the proceeds of a Stagecoach Fund redemption for shares on which you have already paid a front-end sales charge, you have 120 days to reinvest the proceeds of that redemption with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher front-end sales charge, you will have to pay the difference between the lower and higher charge.

* You may reinvest into a Stagecoach Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the last 30 days.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.


16  Stagecoach Alpha Tilts Prospectus

Reduced Sales Charges
--------------------------------------------------------------------------------

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

* a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;

*  a trustee or fiduciary purchasing for a single fiduciary relationship; or

* the members of a "qualified group" which consists of a "Company" (as defined in the 1940 Act), and related parties of such a "Company", which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

        ------------------------------------------------------------------------

        How a Letter of Intent Can Save You Money!

        If you plan to invest, for example, $100,000 in an Alpha Tilts Fund in installments over the next year, by signing a letter of intent you would pay only a 3.50% sales load on the entire purchase. Otherwise, you might pay 5.25% on the first $50,000, then 4.50% on the next $49,999!
        ------------------------------------------------------------------------


                                           Stagecoach Alpha Tilts Prospectus  17

--------------------------------------------------------------------------------

Class B and Class C Share CDSC Reductions:

*  You pay no CDSC on Funds shares you purchase with reinvested distributions.

* We waive the CDSC for all redemptions made because of scheduled or mandatory distributions for certain retirement plans. (See your retirement plan disclosure for details.)

* We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

* We waive the CDSC for redemptions made at the direction of Stagecoach Funds in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:

*  Current and retired employees, directors and officers of:

   *  Stagecoach Funds and its affiliates;
   *  Wells Fargo Bank and its affiliates;
   *  Stephens Inc. and its affiliates; and
   *  Broker-Dealers who act as selling agents.

* The spouses of any of the above, as well as the grandparents, parents, siblings, children, grandchildren, aunts, uncles, nieces, nephews, fathers-in-law, mothers-in-law, brothers-in-law and sisters-in-law of either the spouse or the current or retired employee, director or officer.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment wrap accounts with whom Stagecoach Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts". If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.


18  Stagecoach Alpha Tilts Prospectus

Reduced Sales Charges
--------------------------------------------------------------------------------

If you acquire Class B shares through an exchange of Class B shares of another Stagecoach Fund that you purchased prior to March 3, 1997, your CDSC is as follows:

--------------------------------------------------------------------------------
Redemption within       1 year    2 years   3 years   4 years   5 years  6 years
--------------------------------------------------------------------------------
CDSC                    3.00%     2.00%     1.00%     1.00%     0.00%    0.00%
--------------------------------------------------------------------------------

The above schedules do not apply for shares of another Fund purchased after February 28, 1997. If you exchange Class B shares for Class B shares of another Fund, you will retain the above CDSC schedule on your exchanged shares, but additional purchases of the newly purchased Fund will age at the higher CDSC schedule.

                                           Stagecoach Alpha Tilts Prospectus  19

Your Account
--------------------------------------------------------------------------------

This section tells you how to open an account and how to buy, sell or exchange Fund shares once your account is open.

You can buy Fund shares:
* By opening an account directly with the Fund (simply complete and return a Stagecoach Funds application with proper payment);

*  Through a brokerage account with an approved selling agent; or

* Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:

*  $1,000 per Fund minimum initial investment; or

*  $100 per Fund minimum initial investment if you use the AutoSaver option.

*  $100 per Fund for all investments after your first.

* We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the Securities and Exchange Commission. Check the specific disclosure statements and applications for the program through which you intend to invest.


20  Stagecoach Alpha Tilts Prospectus

Your Account
--------------------------------------------------------------------------------

Important Information:

* Read this Prospectus carefully. Discuss any questions you have with your Selling Agent. You may also ask for copies of the Statement of Additional Information. Copies are available free of charge from your Selling Agent or by calling 1-800-222-8222.

* We process requests to buy or sell shares each business day as of the close of regular trading on the New York Stock Exchange, which is usually 1:00 PM Pacific Time. Any request we receive in proper form before the close of regular trading on the New York Stock Exchange is processed the same day. Requests we receive after the close are processed the next business day.

* As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

* We determine the Net Asset Value (NAV) of each class of a Fund's shares each business day as of the close of regular trading on the New York Stock Exchange. We determine the NAV by subtracting the Fund class' liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. A Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

* We will process all requests to buy and sell shares of the first NAV calculated after the request and proper form is received.

* You may have to complete additional paperwork for certain types of account registrations, such as a Trust. Please speak to Stagecoach Investor Services (1-800-222-8222) if you are investing directly with Stagecoach Funds, or speak to your selling agent if you are buying shares through a brokerage account.

* Once an account has been opened, you can add additional Funds under the same registration without requiring a new application.

* We reserve the right to cancel any purchase order or delay redemption if your check does not clear.


                                           Stagecoach Alpha Tilts Prospectus  21

--------------------------------------------------------------------------------

How to Buy Shares:

The following section explains how you can buy Fund shares directly from Stagecoach Funds. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

================================================================================
By mail
================================================================================
If you are buying shares for the first time:
--------------------------------------------------------------------------------
Complete a Stagecoach Funds application. Be sure to     |
indicate the Fund name and the share class into which   |
you intend to invest.                                   |
--------------------------------------------------------|    Mail to:
Enclose a check for at least $1,000 made out in the     |    Stagecoach Funds
full name and share class of the Fund. For example,     |    PO Box 7066
"Stagecoach International Equity Fund, Class B".        |    San Francisco, CA
--------------------------------------------------------|    94120-9201
You may start your account with $100 if you elect the   |
AutoSaver option on the application.                    |
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
If you are buying additional shares:
--------------------------------------------------------------------------------
Make a check payable to the full name and share class   |
of your Fund for at least $100. Be sure to write your   |    Mail to:
account number on the check as well.                    |    Stagecoach Funds
--------------------------------------------------------|    PO Box 7066
Enclose the payment stub/card from your statement if    |    San Francisco, CA
available.                                              |    94120-9201
--------------------------------------------------------------------------------

================================================================================
By wire
================================================================================
If you are buying shares for the first time:
--------------------------------------------------------------------------------
If you do not currently have an account, complete a     |    Mail to:
Stagecoach Funds application. You must wire at least    |    Stagecoach Funds
$1,000. Be sure to indicate the Fund name and the       |    PO Box 7066
share class into which you intend to invest.            |    San Francisco, CA
--------------------------------------------------------|    94120-9201
Mail the completed application.                         |    Fax to:
--------------------------------------------------------|    1-415-546-0280
You may also fax the completed application (with        |
original to follow).                                    |
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
If you are buying additional shares:
--------------------------------------------------------------------------------
Instruct your wiring bank to transmit         | Wire to:
at least $100 according to the                | Wells Fargo Bank, N.A.
instructions given to the right. Be           | San Francisco, California
sure to have the wiring bank include          |
your current account number and the           | Bank Routing Number:
name your account is registered in.           | 121000248
----------------------------------------------|
                                              | Wire Purchase Account Number:
                                              | 4068-000587
                                              |
                                              | Attention:
                                              | Stagecoach Funds (Name of Fund
                                              | and Share Class)
                                              |
                                              | Account Name:
                                              | (Registration Name Indicated on
                                              | Application)
                                              ----------------------------------


22  Stagecoach Alpha Tilts Prospectus

Your Account
--------------------------------------------------------------------------------

================================================================================
By phone
================================================================================
If you are buying shares for the first time:
--------------------------------------------------------------------------------
You can only make your first purchase of a Fund by     |
phone if you already have an existing Stagecoach       |
Account.                                               |
-------------------------------------------------------|
Call Investor Services and instruct the representative |     Call:
to either:                                             |     1-800-222-8222
*   transfer at least $1,000 from a linked settlement  |
    account, or                                        |
*   exchange at least $1,000 worth of shares from an   |
    existing Stagecoach Fund. Please see "Exchanges"   |
    for special rules.                                 |
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
If you are buying additional shares:
--------------------------------------------------------------------------------
Call Investor Services and instruct the representative |
to either:                                             |
*   transfer at least $100 from a linked settlement    |     Call:
    account, or                                        |     1-800-222-8222
*   exchange at least $100 worth of shares from another|
    Stagecoach Fund.                                   |
--------------------------------------------------------------------------------

Selling Shares:

The following section explains how you can sell shares held directly through an account with Stagecoach Funds. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

================================================================================
By mail
================================================================================
Write a letter stating your account registration, your |
account number, the Fund you wish to redeem and the    |
dollar amount ($100 or more) of the redemption you     |
wish to receive (or write "Full Redemption").          |
-------------------------------------------------------|
Make sure all the account owners sign the request.     |
-------------------------------------------------------|
You may request that redemption proceeds be sent to    |
you by check, by ACH transfer into a bank account,     |     Mail to:
or by wire ($5,000 minimum). Please call Investor      |     Stagecoach Funds
Services regarding requirements for linking bank       |     PO Box 7066
accounts or for wiring funds.  We reserve the right    |     San Francisco, CA
to charge a fee for wiring funds although it is not    |     94120-9201
currently our practice to do so.                       |
-------------------------------------------------------|
Signature Guarantees are required for mailed           |
redemption requests over $5,000. You can get a         |
signature guarantee at financial institutions such     |
as a bank or brokerage house. We do not accept         |
notarized signatures.                                  |
--------------------------------------------------------------------------------

                                           Stagecoach Alpha Tilts Prospectus  23

--------------------------------------------------------------------------------

================================================================================
By phone
================================================================================
Call Investor Services to request a redemption of at   |
least $100. Be prepared to provide your account number |
and Taxpayer Identification Number.                    |
-------------------------------------------------------|
Unless you have instructed us otherwise, only one      |
account owner needs to call in redemption requests.    |
-------------------------------------------------------|
You may request that redemption proceeds be sent to you|
by check, by transfer into an ACH-linked bank account, |
or by wire ($5,000 minimum). Please call Investor      |
Services regarding requirements for linking bank       |
accounts or for wiring funds.  We reserve the right to |     Call:
charge a fee for wiring funds although it is not       |     1-800-222-8222
currently our practice to do so.                       |
-------------------------------------------------------|
Telephone privileges are automatically made available  |
to you unless you specifically decline them on your    |
application or subsequently in writing.                |
-------------------------------------------------------|
Phone privileges allow us to accept transaction        |
instructions by anyone representing themselves as the  |
shareholder and who provides reasonable confirmation of|
their identity, such as providing the Taxpayer         |
Identification Number on the account. We will not be   |
liable for any losses incurred if we follow telephone  |
instructions we reasonably believe to be genuine.      |
--------------------------------------------------------------------------------
================================================================================
General notes for selling shares
================================================================================
We will process all requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the close of trading on the New York Stock Exchange are processed on the same business day.
--------------------------------------------------------------------------------
We determine the NAV each day as of the close of the New York Stock Exchange, which is generally 1:00 PM Pacific Time.
--------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
--------------------------------------------------------------------------------
If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption for up to ten days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
--------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------


24  Stagecoach Alpha Tilts Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

* You should carefully read the Prospectus for the Fund into which you wish to exchange.

* Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

* You may make exchanges between like share classes. You may also exchange between A or B share classes and non-institutional class shares of a Money Market Fund.

* If you exchange between Class A shares, you will have to pay any difference between a load you have already paid and the load you are subject to in the new Fund (less the difference between any load already paid under the maximum 3% load schedule and the maximum 4.5% schedule).

* If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

* Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

* If you are exchanging from a higher-load Fund to a lower or no-load Fund, then back to the higher load, it is up to you to inform Stagecoach Funds that you have already paid the higher load.

* Exchanges between Class B shares, Class C shares or between either Class B or Class C shares and a Stagecoach Money Market Fund will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. This also applies to exchanges of Class A shares that are subject to a CDSC.

* Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

* In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

* You may make exchanges between like share classes. You may also exchange between A, B or C share classes and non-institutional class shares of a money market fund.

                                           Stagecoach Alpha Tilts Prospectus  25

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs:

These programs help you conveniently purchase or redeem shares each month:

* AutoSaver - you need only specify an amount of at least $100 and a day of the month. We will automatically transfer that amount from your linked bank account each month to purchase additional shares. We will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. Please call Stagecoach Investor Services at 1-800-222-8222 if you wish to change or add linked accounts.

* Systematic Withdrawal Program - Stagecoach will automatically redeem enough shares to equal a specified dollar amount of at least $100 on or about the fifth business day prior to the end of each month and either send you the proceeds by check or transfer it into your linked bank account. In order to set up a Systematic Withdrawal Program, you:

        *  must have a Fund account valued at $10,000 or more;
        *  must have distributions reinvested; and
        *  may not simultaneously participate in an AutoSaver Plan.

It generally takes about ten days to set up either plan once we have received your instructions. It generally takes about five days to change or cancel participation in either plan. We automatically cancel your program if the linked account you specified is closed.

Dividend and Capital Gain Distribution Options

You may choose to do any of the following:

* Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

* Fund Purchase Plan - Uses your distributions to buy shares at NAV of another Stagecoach Fund of the same share class or a Money Market Fund. You must have already satisfied the minimum investment requirements of the Fund into which your distributions are being transferred in order to participate.

* Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, we will reinvest your distributions.


26  Stagecoach Alpha Tilts Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

* Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.
        -----------------------------------------------------------------------

        Two Things to Keep In Mind About Distributions

        Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.
        ------------------------------------------------------------------------

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. These are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains and are taxable when paid. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

Your redemptions, including exchanges, will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding. In certain circumstances, U.S. shareholders may be subject to back-up withholding.

If more than 50% of a Fund's total assets at the close of its taxable year consist of stock or securities of non-U.S. issuers, the Fund will be eligible to file an election with the Internal Revenue Service. Pursuant to this election, and

                                           Stagecoach Alpha Tilts Prospectus  27

--------------------------------------------------------------------------------

subject to qualifications, you must include in your gross income for federal tax purposes your pro rata portion of foreign withholding and other taxes paid by the Fund. In computing your federal income taxes, you must either claim such pro rata portion as a deduction or a foreign tax credit. We expect the Funds will be eligible for, and will make, this election because of its substantial investment in stocks and securities of non-U.S. issuers.

Wells Fargo & Company, the parent company of Wells Fargo Bank, has signed a definitive agreement to merge with Norwest Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. The combined company will be called Wells Fargo & Company. Wells Fargo Bank has advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Funds.

Share Class - This Prospectus contains information about Class A, Class B and Class C shares. The Funds may offer additional share classes with different expenses and returns than those described here. Call Stephens Inc. at 1-800-643-9691 for information on these or other investment options in Stagecoach Funds.

Conversion of Class B shares - We will convert Class B shares into Class A shares at the month end following the six-year anniversary of their original purchase. This is done to avoid the higher on-going Rule 12b-1 fees assessed to Class B shares. The conversion is done at NAV and, since it is unlikely that Class A and Class B shares of the Fund will have the same NAV on a given date, the conversion is on a dollar-value basis, not a share-for-share basis.

Minimum Account Value - Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.

Statements - We mail statements after any account activity, including transactions, dividends or capital gains, and at year-end. We do not send statements for Funds held in brokerage, retirement or other similar accounts. You must check with the administrators of these accounts for statement policies. The Fund will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.


28  Stagecoach Alpha Tilts Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

Dealer Concessions and Rule 12b-1 fees - Stephens Inc., as the Funds' distributor, will pay the portion of the Class A share sales charge shown as the dealer allowance to the selling agent, if any. Stephens Inc. also compensates selling agents for the sale of Class B and Class C shares and is reimbursed through Rule 12b-1 fees and contingent deferred sales charges. Selling agents may receive different compensation for sales of Class A, Class B and Class C shares of the Fund.

Statement of Additional Information - Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, distribution plans, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for the Funds. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-222-8222.

Glass-Steagall Act - Morrison & Foerster LLP, counsel to the Funds and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights - All shares of the Funds have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.

                                           Stagecoach Alpha Tilts Prospectus  29

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Stagecoach

The Fund is one of over 30 Funds of Stagecoach Fund Family and is a series of Stagecoach Trust, an open-end management investment company. Stagecoach Trust was organized on May 14, 1993 as a Massachusetts Business Trust.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members or amending fundamental investment strategies or policies.


30  Stagecoach Alpha Tilts Prospectus

Organization and Management of the Fund
--------------------------------------------------------------------------------

================================================================================
                                 Shareholders
================================================================================
                                      \/
================================================================================
                  Financial services firms and selling agents
================================================================================
     Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------
                                      \/
================================================================================
                                             Transfer and           Shareholder
Distributor &                                dividend disbursing    servicing
co-administrator       Administrator         agent                  agents
================================================================================
Stephens Inc.       |  Wells Fargo Bank    |  Wells Fargo Bank   |Various Agents
111 Center St.      |  525 Market St.      |  525 Market St.     |
Little Rock, AR     |  San Francisco, CA   |  San Francisco, CA  |Provide
Markets the Fund,   |  Manages each Funds' |  Maintains records  |services
distributes shares, |  business activities |  of shares and      |to customers
and manages each    |                      |  supervises the     |
Funds' business     |                      |  paying of dividends|
activities          |                      |                     |
--------------------------------------------------------------------------------
                                      \/
================================================================================
           Investment advisor                            Custodian
================================================================================
Wells Fargo Bank, 525 Market St.      |        Barclays Global Investors, N.A.,
San Francisco, CA                     |        45 Freemont St.
                                      |        San Francisco, CA
Manages each Fund's investment        |
activities                            |        Provides safekeeping for each
                                      |        Fund's assets
--------------------------------------------------------------------------------
                                      \/
================================================================================
                            Investment sub-advisor
================================================================================
      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA
                   Manages each Fund's investment activities
--------------------------------------------------------------------------------
                                      \/
================================================================================
                              Board of directors
================================================================================
                       Supervises each Fund's activities
--------------------------------------------------------------------------------

The Investment Advisor

Wells Fargo Bank is the advisor for the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the Western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1997 Wells Fargo Bank and its affiliates managed over $62 billion in assets.


                                           Stagecoach Alpha Tilts Prospectus  31

--------------------------------------------------------------------------------

The Sub-Advisor

Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors and an indirect subsidiary of Barclays Bank PLC, is the sub-advisor for each Fund. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank. As of
April 30, 1998, BGFA managed or provided investment advice for assets aggregating in excess of $575 billion. For its sub-advisory services, BGFA is entitled to receive from Wells Fargo Bank .02% of each Fund's assets up to $500 million and .01% of each Fund's assets in excess of $500 million.

The Administrator

Wells Fargo Bank is the administrator of the Funds. Wells Fargo Bank is paid
 .03% of each Fund's assets for this service.

The Distributor and Co-Administrator

Stephens Inc. is the Funds' distributor and co-administrator. Stephens Inc. receives .04% of each Fund's assets for its role as co-administrator. Stephens Inc. also receives all loads, CDSCs and distribution plan fees. It uses a portion of these amounts to compensate selling agents for their role in marketing the Fund's shares.

We have adopted a distribution plan for Class B for each of the Funds. This plan is used to pay for distribution-related services, including on-going compensation to selling agents. The Funds may participate in joint distribution activities with other Stagecoach Funds. The cost of these activities is generally allocated among the Funds. Funds with higher asset levels pay a higher proportion of these costs. The fee paid under this plan is .75%.

Shareholder Servicing Plan

We have Shareholder Servicing Plans for the Funds. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services the Fund pays .20% of its average net assets.

For these services each Fund pays 0.20% of its average net assets.

32  Stagecoach Alpha Tilts Prospectus

Glossary
--------------------------------------------------------------------------------

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual Report
A document that provides certain financial and other information for the most recent reporting period and a Fund's portfolio of investments.

Business Day
Any day the New York Stock Exchange is open is a business day for a Fund.

Core Alpha Model
Designed to construct a portfolio to meet the objectives of the Fund while minimizing the additional risk above that of the benchmark index. The Model is designed to achieve the best balance between added return and additional risk.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act, is one that invests in cash, Government securities, other investment companies, and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of a Fund's total assets.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Interest Rate Futures
The agreement to buy or sell a finance instrument or cash at a particular time and price based on movements in interest rate. Unlike Options, in which the holder may or may not execute the right, a futures contract must be fulfilled.

Interest Rate Swaps
Involve the exchange between parties of their respective commitments to pay or receive interest.

                                           Stagecoach Alpha Tilts Prospectus  33

--------------------------------------------------------------------------------

Index Swaps
The exchange with another party of cash flows based on the performance of an index of securities or a portion of an index that usually includes dividends or income.

Liquidity
The ability to readily sell a security at its fair price.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of a Fund, and is determined as of the close of regular trading on each business day the New York Stock Exchange is open, typically 1:00 p.m. Pacific Time.

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options can also be based on the movement of an index such as the S&P 500.

Public Offering Price (POP)
The NAV with the sales load added.

Repurchase Agreements
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index
An unmanaged Index of Stocks that consists of the largest 1000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select.

Russell 2000 Index
An unmanaged Index of Stocks that is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

Selling Agent
A person who has an agreement with a Fund's distributor that allows them to sell a Fund's shares.

Shareholder Servicing Agent
An entity appointed by a Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.


34  Stagecoach Alpha Tilts Prospectus

Glossary
--------------------------------------------------------------------------------

Statement of Additional Information
A document that supplements the disclosures made in the Prospectus.

Stock Index Futures & Options on Stock Index Futures
A Stock Index Future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of a Fund.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                           Stagecoach Alpha Tilts Prospectus  35

STAGECOACH FUNDS/R/

You may wish to review the following
document:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC
and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

These are available free of
charge by calling

1-800-222-8222, or from

Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-7066

----------------------------------------------------------
| STAGECOACH FUNDS:                                      |
|                                                        |
| *  are not insured by the FDIC;                        |
|                                                        |
| *  are not obligations or deposits of Wells Fargo Bank,|
|    nor guaranteed by the Bank;                         |
|                                                        |
| *  involve investment risk, including possible loss    |
|    of principal.                                       |
----------------------------------------------------------

                               STAGECOACH TRUST
                           Telephone: 1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                           Dated September 22, 1998

                           LARGE CAP ALPHA TILT FUND
                           SMALL CAP ALPHA TILT FUND

                         CLASS A, CLASS B AND CLASS C

     Stagecoach Trust (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about two funds in the Stagecoach Family of Funds (each, a "Fund" and collectively, the "Funds") -- the LARGE CAP ALPHA TILT and SMALL CAP ALPHA TILT FUNDS. Each Fund offers Class A, Class B and Class C shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated September 23, 1998. All terms used in this SAI that are defined in the Prospectus have the meaning assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Stagecoach Funds, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Investment Restrictions.................................................     1

Investment Models.......................................................     5

Additional Permitted Investment Activities..............................     9

Risk Factors............................................................    20

Management..............................................................    22

Performance Calculations................................................    36

Determination of Net Asset Value........................................    44

Additional Purchase and Redemption Information..........................    45

Portfolio Transactions..................................................    46

Fund Expenses...........................................................    48

Federal Income Taxes....................................................    48

Capital Stock...........................................................    55

Other...................................................................    57

Independent Auditors....................................................    57

Appendix................................................................   A-1


                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of any Fund's investments in that industry would be 25% or more of the current value of its total assets, provided that there is no limitation with respect to investments in (i) obligations of the United States Government, its agencies or instrumentalities, and (ii) any industry in which the Russell 1000 or Russell 2000 Index becomes concentrated to the same degree during the same period;

     (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (3) purchase or sell commodities or commodity contracts; except that each Fund may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices, and may participate in interest rate and index swaps;

     (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

     (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices) or make short sales of securities;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by a Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as such Fund shall not constitute an underwriting for purposes of this paragraph (6);

     (7) make investments for the purpose of exercising control or management;

     (8) issue senior securities, except to the extent the activities permitted in Investment Restrictions Nos. 3 and 5 may be deemed to give rise to a senior security but do not violate the provisions of section 18 of the 1940 Act, and except that each Fund may borrow from banks up to 20% of the current value of each such Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of each such Fund's net assets (but investments may not be purchased by such Funds while any such outstanding borrowings exceed 5% of the respective Fund's net assets); nor

     (9) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of a Fund's total assets would be invested in the securities of any one issuer or such Fund's ownership would be more than 10% of the outstanding voting securities of such issuer.

     The Funds may make loans in accordance with their investment policies.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Trustees of the Company at any time and without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, the Fund's investment in such securities currently is limited to , subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company, and (iii) 10% of the Fund's net assets in the aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     (2) Each Fund may not invest or hold more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                               INVESTMENT MODELS

     This section contains supplemental information about the proprietary investment model used by Barclays Global Fund Advisors ("BGFA") to manage portions of each Fund's portfolio.

     Large Cap Alpha Tilt Model.  BGFA compares the Large Cap Alpha Tilt Fund's
     --------------------------
investments daily to the Large Cap Alpha Tilt Model's recommended allocation. The investment model recommends allocations among each asset class in 5% increments only. Any recommended reallocation will be implemented in accordance with trading policies that have been designed to take advantage of market opportunities and to reduce transaction costs. Under current trading policies employed by BGFA, recommended reallocations may be implemented promptly upon receipt of recommendations or may not be acted upon for as long as two or three months thereafter depending on factors such as the percentage change from previous recommendations and the consistency of recommended reallocations over a period of time. In addition, the Large Cap Alpha Tilt Fund generally will invest the net proceeds from the sale of shares of the Fund and will liquidate existing Fund investments to meet net redemption requirements in a manner that best allows the Fund's existing asset allocation to follow that recommended by the Model. Notwithstanding any recommendation of the Model to the contrary, the Large Cap Alpha Tilt Fund will generally maintain at least that portion of its assets in money market instruments reasonably considered necessary to meet redemption requirements. In general, cash maintained for short-term liquidity needs is only invested in U.S. Treasury bills, shares of other mutual funds and repurchase agreements. There is no requirement that the Fund maintain positions in any particular asset class or classes.

     Wells Fargo Bank and BGFA manage other portfolios which also invest in accordance with the Large Cap Alpha Tilt Model. The performance of each of those other portfolios is likely to vary among themselves and from the performance of the Fund. Such variation in performance is primarily due to different equilibrium asset mix assumptions used for the various portfolios, timing differences in the implementation of the model's recommendations and differences in expenses and liquidity requirements.

     There are 1000 common stocks, including Wells Fargo & Company stock, which make up the Russell 1000 Index. Frank Russell Company ("Russell") occasionally makes changes in the Russell 1000 Index based on its criteria for inclusion of stocks in the Russell 1000 Index. The Russell 1000 Index is market-capitalization-weighted so that each stock in the Russell 1000 Index represents its proportion of the total market value of all stocks in the Russell 1000 Index. In making its stock investments, the policy of the Large Cap Alpha Tilt Fund is to invest its assets in substantially the same stocks, and in substantially the same percentages, as the Russell 1000 Index, including Wells Fargo & Company stock.

     A key component of the Large Cap Alpha Tilt Model is a set of assumptions concerning expected risk and return and investor attitudes toward risk which are incorporated into the index allocation decision. The principal inputs of financial data to the Large Cap Alpha Tilt Model currently are (i) consensus estimates of the earnings, dividends and payout ratios on a broad cross-section of common stocks as reported by independent financial reporting services which survey a broad cross-section of Wall Street analysts, (ii) the estimated current yield to maturity on new long-term corporate bonds rated "AA" by S&P, (iii) the present yield on money market instruments, (iv) the historical statistical standard deviation in investment return for each class of asset, and (v) the historical statistical correlation of investment returns among the various asset classes in which the Large Cap Alpha Tilt Fund invests. Using these data, the Large Cap Alpha Tilt Model is run daily to determine the recommended asset allocation.

     Although BGFA intends to use the Model as bases for its investment decisions, BGFA may change from time to time the criteria and methods it uses to implement the Model's recommendations if it believes such a change is desirable for the Fund. Nevertheless, Wells Fargo Bank has continuing and exclusive authority over the management of the Fund, the conduct of its affairs and the disposition of the Funds' assets, and Wells Fargo Bank has the right to reject BGFA's investment decisions for the Fund if Wells Fargo Bank determines that any such decision is not consistent with the best interests of the Fund.

     Small Cap Alpha Tilt Model.  BGFA compares the Small Cap Alpha Tilt Fund's
     --------------------------
investments daily to the Small Cap Alpha Tilt Model's recommended allocation. The investment model recommends allocations among each asset class in 5% increments only. Any recommended reallocation will be implemented in accordance with trading policies that have been designed to take advantage of market opportunities and to reduce transaction costs. Under current trading policies employed by BGFA, recommended reallocations may be implemented promptly upon receipt of recommendations or may not be acted upon for as long as two or three months thereafter depending on factors such as the percentage change from previous recommendations and the consistency of recommended reallocations over a period of time. In addition, the Small Cap Alpha Tilt Fund generally will invest the net proceeds from the sale of shares of the Fund and will liquidate existing Fund investments to meet net redemption requirements in a manner that best allows the Fund's existing asset allocation to follow that recommended by the Model. Notwithstanding any recommendation of the Model to the contrary, the Small Cap Alpha Tilt Fund will generally maintain at least that portion of its assets in money market instruments reasonably considered necessary to meet redemption requirements. In general, cash maintained for short-term liquidity needs is only invested in U.S. Treasury bills, shares of other mutual funds and repurchase agreements. There is no requirement that the Fund maintain positions in any particular asset class or classes.

     Wells Fargo Bank and BGFA manage other portfolios which also invest in accordance with the Small Cap Alpha Tilt Model. The performance of each of those other portfolios is likely to vary among themselves and from the performance of the Fund. Such variation in performance is primarily due to different equilibrium asset mix assumptions used for the various portfolios, timing differences in the implementation of the model's recommendations and differences in expenses and liquidity requirements.

     There are 2000 common stocks, including Wells Fargo & Company stock, which make up the Russell 2000 Index. Russell occasionally makes changes in the Russell 2000 Index based on its criteria for inclusion of stocks in the Russell 2000 Index. The Russell 2000 Index is market-capitalization-weighted so that each stock in the Russell 2000 Index represents its proportion of the total market value of all stocks in the Russell 2000 Index. In making its stock investments, the policy of the Small Cap Alpha Tilt Fund is to invest its assets in substantially the same stocks, and in substantially the same percentages, as the Russell 2000 Index, including Wells Fargo & Company stock.

     A key component of the Small Cap Alpha Tilt Model is a set of assumptions concerning expected risk and return and investor attitudes toward risk which are incorporated into the asset allocation decision. The principal inputs of financial data to the Small Cap Alpha Tilt Model currently are (i) consensus estimates of the earnings, dividends and payout ratios on a broad cross-section of common stocks as reported by independent financial reporting services which survey a broad cross-section of Wall Street analysts, (ii) the estimated current yield to maturity on new long-term corporate bonds rated "AA" by Standard & Poor's Ratings Group ("S&P"), (iii) the present yield on money market instruments, (iv) the historical statistical standard deviation in investment return for each class of asset, and (v) the historical statistical correlation of investment returns among the various asset classes in which the Small Cap Alpha Tilt Fund invests. Using these data, the Small Cap Alpha Tilt Model is run daily to determine the recommended asset allocation. The model's recommendations are presently made in 5% increments.

     Although BGFA intends to use the Model as bases for its investment decisions, BGFA may change from time to time the criteria and methods it uses to implement the Model's recommendations if it believes such a change is desirable for the Fund. Nevertheless, Wells Fargo Bank has continuing and exclusive authority over the management of the Fund, the conduct of its affairs and the disposition of the Funds' assets, and Wells Fargo Bank has the right to reject BGFA's investment decisions for the Fund if Wells Fargo Bank determines that any such decision is not consistent with the best interests of the Fund.

                  ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Bonds
     -----

     The Funds may purchase U.S. Treasury bonds with maturities greater than 20 years. The bond portion of the portfolio of the Funds is generally managed to attain an average maturity of between 22 and 28 years for the U.S. Treasury bonds held. This form of debt instrument has been selected by BGFA because of the relatively low transaction costs of buying and selling U.S. Treasury bonds and because of the low default risk associated with such instruments.

     Derivative Securities
     ---------------------

     Some of the permissible investments described herein are considered "derivative" securities because their value is derived, at least in part, from the price of another security or a specified asset, index or rate. For example, the futures contracts and options on futures contracts that the Funds may purchase are considered derivatives. The Funds may only purchase or sell these contracts or options as substitutes for comparable market positions in the underlying securities. Also, asset-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities and certain floating- and variable-rate instruments can be considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. Wells Fargo Bank and BGFA use a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objective, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

The use of derivatives by the Funds also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

     Floating- and Variable-Rate Instruments
     ---------------------------------------

     Certain of the debt instruments in which the Funds may invest bear interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index change. These adjustments generally limit the increase or decrease in the amount of interest received on debt instruments. The Fund may purchase certificates of participation in pools of floating- and variable-rate instruments from banks and other financial institutions. Wells Fargo Bank, as investment advisor, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events occurring between the date a Fund elects to demand payment on a floating- or variable-rate instrument and the date payment is due may affect the ability of the issuer of the instrument to make payment when due, and unless such demand instrument permits same-day settlement, such events may affect a Fund's ability to obtain payment at par. Demand instruments whose demand feature is not exercisable within seven days may be treated as liquid, provided that an active secondary market exists.

     Foreign Obligations and Securities
     ----------------------------------

     Each Fund may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars, and similar obligations of foreign governmental and private issuers. The Funds also may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

      Forward Commitments, When-Issued Purchases and Delayed-Delivery
      ---------------------------------------------------------------
Transactions
------------

     The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Funds will generally purchase securities with the intention of acquiring them, the Funds may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor. Securities purchased on a when-issued or forward commitment basis may expose the relevant fund to risk because they may experience price fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

     The Funds will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Funds will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Futures Contracts and Options Transactions
     ------------------------------------------

     In General. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value of the relevant Fund.

     The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of a Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the money at the time of purchase, the in-the money amount may be excluded in calculating the 5% liquidation amount. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Initially, when purchasing or selling futures contracts a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     The Funds may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

     Stock Index Options. The Funds may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. The aggregate premiums paid on all options purchased by a Fund may not exceed [20%] of the Fund's total assets and the value of the options written may not exceed [10%] of the value of the Fund's total assets.

     A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     Stock Index Futures and Options on Stock Index Futures. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Funds may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest-rate futures and price movements in the Funds' portfolio securities which are the subject of the transaction.

     Interest-Rate and Index Swaps. The Funds may enter into interest-rate and index swaps in pursuit of its investment objectives. Interest-rate swaps involve the exchange by a Fund with another party of their commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Funds. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive. The Funds may invest up to 10% of their net assets in interest-rate and index swaps.

     Foreign Currency Transactions. The Funds may enter into foreign currency transactions. When a Fund enters into a foreign currency transaction or forward contract, such Fund deposits, if required by applicable regulations, with the Fund's custodian cash or high-grade debt securities in a segregated account an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities are placed in the account so that the value of the account equals the amount of the Fund's commitment with respect to the contract.

     At or before the maturity of a forward contract, a Fund either may sell a portfolio security and make delivery of the currency, or may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which such Fund obtains, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, such Fund, at the time of execution of the offsetting transaction, incurs a gain or a loss to the extent that movement has occurred in forward contract prices.
Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Wells Fargo Bank or BGFA, as appropriate, considers on an ongoing basis the creditworthiness of the institutions with which a Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

     The purchase of options on currency futures allows a Fund, for the price of the premium it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires.

     Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Funds. Before entering into such transactions or making any such investment, a Fund would provide appropriate disclosure in its Prospectus or this SAI.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest or hold up to 15% of its net assets in illiquid securities.

     Loans of Portfolio Securities
     -----------------------------

     The Funds may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government obligations or other high-quality debt instruments equal to at least 100% of the current market value of the securities loan (including accrued interest thereon) plus the interest payable to such Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, Wells Fargo Bank or BGFA will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer, or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay such Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. None of the Funds will lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by any of the Funds will be subject to termination at the Fund's or the borrower's option. The Funds may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, its Advisor, or its Distributor.

     Money Market Instruments and Temporary Investments
     --------------------------------------------------

     Each Fund may invest varying percentages of its assets in money market instruments. In addition, the Funds may invest temporary cash balances in the following high-quality money market instruments: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including government-sponsored enterprises ("U.S. Government obligations"); (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $ 1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Wells Fargo Bank, as investment advisor; (iv) nonconvertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of no more than one year that are rated at least "Aa" by Moody's or "AA" by S&P;
(v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of Wells Fargo Bank, as investment advisor, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund.

     Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank or BGFA, are of comparable quality to issuers of other permitted investments of such Fund may be used for letter of credit-backed investments.

     Repurchase Agreements. Each Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Pass-Through Obligations
     ------------------------

     The Funds may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the Government National Mortgage Association ("GNMA")) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government-sponsored enterprise (such as the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC")) or bonds collateralized by any of the foregoing.

     Privately Issued Securities
     ---------------------------

     The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A Securities that are determined by the investment advisor to be "illiquid" are subject to each Fund's policy of not investing more than 15% of its net assets in illiquid securities.

     The Company's investment advisor, pursuant to guidelines established by the Board of Trustees of the Company will evaluate the liquidity characteristics of each Rule

144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The Fund does not intend to invest more than 15% of its net assets in privately issued securities or Rule 144A Securities that may be considered illiquid during the coming year.

     Unrated Investments
     -------------------

     The Funds, may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations").

Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Funds each may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities.


                                 RISK FACTORS

     Investments in a Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the Federal Deposit Insurance Corporation ("FDIC") and are not insured against loss of principal. When the value of the securities that a Fund owns declines, so does the value of your Fund shares. You should be prepared to accept the risk that you may lose money that you invest in a Fund.

     The portfolio equity securities of each Fund are subject to equity market risk. Equity market risk is the risk that stock prices will fluctuate or decline over short or even extended periods. Throughout most of 1997, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these performance levels will continue. The portfolio debt instruments of a Fund are subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which a Fund invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which a Fund invests and hence the value of your investment in a Fund.

     The market value of a Fund's investment in fixed-income securities will change in response to various factors, such as changes in interest rates and the relative financial strength of an issuer. During periods of falling interest rates, the value of fixed-income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed income securities can be reduced, but not eliminated, by variable and floating rate features.

     Securities rated in the fourth highest rating category are regarded by S&P as having an adequate capacity to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make such repayments. Moody's considers such securities as having speculative characteristics. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. Securities rated below the fourth highest rating category (sometimes called "junk bonds") are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.

     Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

     The advisor may use certain derivative investments or techniques, such as buying and selling options and futures contracts and entering into currency exchange contracts or swap agreements, to adjust the risk and return characteristics of the Fund's investments.

Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield, duration or value due to their structure or contract terms. If the advisor judges market conditions incorrectly, the use of certain derivatives could result in a loss, regardless of the advisor's intent in using the derivatives.

     There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                        Principal Occupations
Name, Age and Address                       Position                     During Past 5 Years
-------------------------------------  ------------------  -----------------------------------------------
Jack S. Euphrat, 75                    Trustee             Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 46                    Trustee, Chairman   Executive Vice President of Stephens Inc.;
                                       and President       President of Stephens Insurance Services Inc.;
                                                           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investor
                                                           Brokerage Insurance Inc.

Thomas S. Goho, 55                     Trustee             Associate Professor of Finance of the School
321 Beechcliff Court                                       of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                                   University since 1982.



Peter G. Gordon, 54                    Trustee             Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street                                        Roxane Water Company since 1977.
San Francisco, CA  94133



Joseph N. Hankin, 57                   Trustee             President of Westchester Community College


75 Grasslands Road                                         since 1971; Adjunct Professor of Columbia
Valhalla, NY  10595                                        University Teachers College since 1976.

*W. Rodney Hughes, 71                  Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*J. Tucker Morse, 53                   Trustee             Private Investor; Chairman of Home Account
4 Beaufain Street                                          Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                                       of Renaissance Properties Ltd.; President of
                                                           Morse Investment Corporation; and Co-Managing
                                                           Partner of Main Street Ventures.

Richard H. Blank, Jr., 41              Chief Operating     Vice President of Stephens Inc.; Trustee of
                                       Officer,            Stephens Sports Management Inc.; and Trustee
                                       Secretary and       of Capo Inc.
                                       Treasurer

                             Compensation Table
                         Year Ended February 28, 1998
                         ----------------------------

                                                                               Total Compensation
                                    Aggregate Compensation                      from Registrant
   Name and Position                   from Registrant                         and Fund Complexes
------------------------  ------------------------------------------  ------------------------------------
Jack S. Euphrat                           $     0                                    $34,500
  Trustee

R. Greg Feltus                            $     0                                    $     0
  Trustee

Thomas S. Goho                            $     0                                    $34,500
  Trustee

Peter G. Gordon                           $     0                                    $30,500
  Trustee

Joseph N. Hankin                          $     0                                    $34,500
  Trustee

W. Rodney Hughes                          $     0                                    $33,000
  Trustee

Robert M. Joses                           $     0                                    $ 4,000
  Trustee

J. Tucker Morse                           $     0                                    $33,000
  Trustee


     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Trustees.

     Trustees of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated below and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Funds, Inc. and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Trustees and Officers of the Company serves in the identical capacity as trustees and officers or as directors and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Trustees and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Company's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rate, indicated below of each Fund's average daily net assets:

                                                   Annual Rate
                Fund                      (as percentage of net assets)
  ---------------------------------  ---------------------------------------
  Large Cap Alpha Tilt                               0.60%

  Small Cap Alpha Tilt                               0.75%

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Trustees and (ii) by a majority of the Trustees of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISOR.  Wells Fargo Bank has engaged BGFA to serve as
     ----------------------
Investment Sub-Advisor to each Fund. Subject to the direction of the Company's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Company, BGFA makes recommendations regarding the investment and reinvestment of the Funds' assets. BGFA was created in 1995 by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), a former affiliate of Wells Fargo Bank, with and into an affiliate of Wells Fargo Institutional Trust Company, N.A. BGFA is responsible for implementing and monitors the performance of the proprietary investment models employed with respect to a Fund. BGFA furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. BGFA and also furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, BGFA is entitled to receive a monthly fee equal to an annual rate of [--] of the Small Cap Alpha Tilt Fund's average daily net assets, and for the Large Cap Alpha Tilt Fund, [--] of the Fund's average daily net assets up to $100 million, and [--] of the assets over $100 million. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     General.  Each Fund's Sub-Advisory Contract will continue in effect for
     -------
more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or (ii) by the Company's Board of Trustees, including a majority of the Trustees of the Company who are not parties to the Sub-Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Sub-Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     ADMINISTRATOR AND CO-ADMINISTRATOR.  The Company has retained Wells Fargo
     ----------------------------------
Bank as Administrator and Stephens as Co-Administrator on behalf of each Fund. Under the respective Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo Bank and Stephens shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Trustees. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Trustees, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund.

     DISTRIBUTOR.  Stephens Inc. ("Stephens", the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. Each Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for each class of shares. The Plans were adopted by the Company's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Non-Interested Trustees").

     Under the Plans, and pursuant to the related Distribution Agreement, the Funds may pay Stephens the amounts below as compensation for distribution-related services or as reimbursement for distribution-related expenses. The fees are expressed as a percentage of the average daily net assets attributable to each Class.

 Share Class                                                   Fee
 ---------------------------------------------  ----------------------------------
   Class A                                                    0.10%
   Class B                                                    0.75%
   Class C                                                    0.75%

     The actual fee payable to the Distributor by the above-indicated Classes is determined, within such limits, from time to time by mutual agreement between the

Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates), under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  Each Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Company and the Non-Interested Trustees. Any Distribution Agreement related to the Plans also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Funds, and no material amendment to the Plans may be made except by a majority of both the Trustees of the Company and the Non-Interested Trustees.

     The Plans require that the Treasurer of the Company shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Company be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Company, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plans. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Trustees has concluded that the Plans are reasonably likely to benefit the Funds and their shareholders because the Plans authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     SHAREHOLDER SERVICING AGENT.  The Funds have approved Shareholder Servicing
     ---------------------------
Plans and have entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank, on behalf of their classes of shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administration services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company to a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plans are shown below by share class and are applicable to each Fund. The Servicing Plans and related forms of shareholder servicing agreements were approved by the Company's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

   Share Class                                        Fee
   ------------------------------------  ------------------------------
        Class A                                       0.25%
        Class B                                       0.25%
        Class C                                       0.25%

     General.  Each Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Company, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Trustees"). Any form of Servicing Agreement related to a Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plans or related Servicing Agreements may be made except by a majority of both the Trustees of the Company and the Non-Interested Trustees.

     Each Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Wells Fargo Bank acts as Custodian for each Fund.  The
     ---------
Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian,

Wells Fargo Bank is entitled to receive fees as follows: a net asset charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also will provide portfolio accounting services under the Custody Agreement as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of the Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.

     TRANSFER AND DIVIDEND DISBURSING AGENT.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Funds. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.14% of each Fund's average daily net assets of each class of shares.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The yield of a Fund and the yield of a Class of shares in a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year.

     AVERAGE ANNUAL TOTAL RETURN:  Each Fund may advertise certain total return
     ----------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") will be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment in shares of the Fund ("P") over a period of years ("n") according to the following formula: P(1+T)/n/ = ERV.

     CUMULATIVE TOTAL RETURN:  In addition to the above performance information,
     ------------------------
the Funds may advertise the cumulative total return for inception and year-to-date periods. The cumulative total return for such periods is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     From time to time and only to the extent the comparison is appropriate for a Fund or Class of shares, the Company may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or Class of shares, as appropriate, also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains, distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare the past performance of a Fund or Class of shares with that of its competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for a Fund: (i) the

Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund or a Class of shares, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund or Class of shares (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     The Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     From time to time, the Company also may include in advertisements or other marketing materials a discussion of certain of the objectives of the investment strategy of the Funds and a comparison of this strategy with other investment strategies. In particular, the responsiveness of these Funds as to changing market conditions may be discussed. For example, the Company may describe the benefits derived by having Wells Fargo Bank monitor and reallocate investments among the asset categories described in the Prospectus of each Fund.

     The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds.
These services may include access to Stagecoach Funds' account information through Automated Teller Machines ("ATMs"), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by its investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately [$62] billion of assets of individuals, trusts, estates and institutions and [$23] billion of mutual fund assets. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m., Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. The assets of a Fund, other than money market instruments or debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Company's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Trustees and in accordance with procedures adopted by the Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. The Funds are open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by the SEC by rule or regulation, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor to each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Funds will not deal with Stephens, Wells Fargo Bank or their affiliates in any transaction in which any of them acts as principal without an exemptive order from the Commission.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of Fund shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund's assets. General expenses of the Company are allocated among all of the funds of the Company, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Company's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning income taxes.

     General.  The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied to each Fund, rather than to the Company as a whole. In addition, net capital gain, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale.

     Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts and listed options. In this regard, Section 1256 contracts will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market regime, will generally be treated as long-term capital gain or loss, and the remaining forty percent (40%) will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market and 60%/40% rules.

     Under Section 988 of the Code, a Fund will generally recognize ordinary income or loss to the extent gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse tax impact.

     Offsetting positions held by a regulated investment company involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a regulated investment company were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The regulated investment company may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the regulated investment company may differ. Generally, to the extent the straddle rules apply to positions established by the regulated investment company, losses realized by the regulated investment company may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC.

     Foreign Taxes.  Income and dividends received by a Fund from sources within
     -------------
foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Although in some circumstances a regulated investment company can elect to "pass through" foreign tax credits to its shareholders, the Funds do not expect to be eligible to make such an election.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     The Taxpayer Relief Act of 1997 (the "1997 Act") created several new categories of capital gains applicable to noncorporate taxpayers. Under prior law, noncorporate taxpayers were generally taxed at a maximum rate of 28% on net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss). Noncorporate taxpayers are now generally taxed at a maximum rate of 20% on net capital gain attributable to gains realized on the sale of property held for greater than 18 months, and a maximum rate of 28% on net capital gain attributable to gain realized on the sale of property held for greater than one year and not more than 18 months. The 1997 Act retains the treatment of short term capital gain or loss (generally, gain or loss attributable to capital assets held for 1 year or less) and did not affect the taxation of capital gains in the hands of corporate taxpayers.

     Under the 1997 Act, the Treasury is authorized to issue regulations for application of the reduced capital gains tax rates to pass-through entities, including regulated investment companies, such as the Funds. The Internal Revenue Service has published a notice describing temporary Regulations to be issued pursuant to such authority, permitting the application of the reduced capital gains tax rates to pass-through entities such as the Funds. Under the Regulations to be issued, if a regulated investment company designates a dividend as a capital gain dividend for a taxable year ending on or after May 7, 1997, then such regulated investment company may also designate the dividends as one of two classes: a 20% rate gain distribution, or a 28% rate gain distribution. Thus, noncorporate shareholders of the Funds may qualify for the reduced rate of tax on capital gain dividends paid by the Funds, subject only to the limitation as to the maximum amounts which may be designated in each class. Such maximum amount for each class is determined by performing the computation required by Section 1(h) of the Code as if the Fund were an individual whose ordinary income is subject to a marginal rate of at least 28%.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to
     --------------------------
redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The foregoing loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 28% (however, see "Capital Gain Distributions" above); and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Corporate Shareholders.  Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A Fund's distribution attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if
(i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to the dividends.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a credit or refund on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could subject the investor to penalties imposed by the IRS. Foreign shareholders of the Funds (described below) are generally not subject to backup withholding.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by a Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. income tax withholding (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. residents will apply. Distributions of net capital gain are generally not subject to U.S. income tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1998, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plans.  The shares of the Funds are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by a Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in a Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                                 CAPITAL STOCK

     The Funds are two of the Funds in the Stagecoach Trust, part of the Stagecoach Family of Funds. The Company was organized as a Massachusetts business trust on May 14, 1993.

     The Stagecoach Family of Funds includes the Funds of the Trust and also the Funds of Stagecoach Funds, Inc. Together, the Stagecoach Family of Funds offers shares of over 35 funds. Most of the funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of such class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares.

     Shareholders are not entitled to any preemptive rights or subscription. All shares, when issued, will be fully paid and non-assessable by the Company for the consideration described in the Prospectus.

     The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Company, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of [SEPTEMBER 23, 1998] is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of a Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                    5% OWNERSHIP AS OF [SEPTEMBER 23, 1998]
                    ---------------------------------------


                              NAME AND            CLASS; TYPE      PERCENTAGE   PERCENTAGE
        FUND                  ADDRESS             OF OWNERSHIP      OF CLASS      OF FUND
---------------------  ----------------------  ------------------  ----------   -----------
SMALL CAP              Stephens Inc.           Class A                 100%         100%
ALPHA TILT             P.O. Box 34127          Beneficially Owned
                       Little Rock, AR  72203


                       Stephens Inc.           Class B                    100%         100%
                       P.O. Box 34127          Beneficially Owned
                       Little Rock, AR  72203

                       Stephens Inc.           Class C                    100%         100%
                       P.O. Box 34127          Beneficially Owned
                       Little Rock, AR  72203

LARGE CAP ALPHA TILT   Stephens Inc.           Class A                    100%         100%
                       P.O. Box 34127          Beneficially Owned
                       Little Rock, AR  72203

                       Stephens Inc.           Class B                    100%         100%
                       P.O. Box 34127          Beneficially Owned
                       Little Rock, AR  72203

                       Stephens Inc.           Class C                    100%         100%
                       P.O. Box 34127          Beneficially Owned
                       Little Rock, AR 72203

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Company's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.


                              INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP serves as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is 4200 Norwest Center, 90 South 7th Street, Minneapolis, MN 55402.

                                STAGECOACH TRUST
                          FILE NOS. 33-64352; 811-7780

                           PART C. OTHER INFORMATION
                           -------------------------


Item 24.  Financial Statements and Exhibits
-------   ---------------------------------

  (a)  Financial Statements:

       The portfolio of investments, audited financial statements and independent auditors' reports for the LifePath Opportunity (formerly, LifePath
2000), LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds of the Trust and corresponding Master Portfolios of Master Investment Portfolio ("MIP"), for the fiscal year ended February 28, 1998, are hereby incorporated by reference to the Trust's Annual Reports, as filed with the SEC on April 27, 1998.

  (b)  Exhibits:

Exhibit
Number                                                    Description
-------------------------  -------------------------------------------------------------------------
1                          -  Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 7 filed on June 30, 1997.

2                          -  By-Laws, incorporated by reference to Post-Effective Amendment No. 7 filed on June 30, 1997.

3                          -  Not Applicable.

4                          -  Not Applicable.

5                          -  Administration Agreement with Stephens Inc., incorporated by reference to Post-Effective Amendment No. 5 to the Registration
                              Statement filed on June 28, 1996.

6                          -  Distribution Agreement with Stephens Inc., incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement filed on
                              June 28, 1996.

7                          -  Not Applicable.

8                          -  Custody and Fund Accounting Agreement with Investors Bank & Trust
                              Company, incorporated by reference to Post-Effective Amendment No. 9 filed on June 30, 1998.

9(a)                       -  Shareholder Services Agreement with Stephens Inc. incorporated by reference to Post-Effective Amendment No. 5 to the Registration
                              Statement filed on June 28, 1996.

9(b)                       -  Shareholder Services Plan, incorporated by reference to
                              Post-Effective Amendment No. 5 to the Registration Statement filed on
                              June 28, 1996.

9(c)                       -  Class B Shares Servicing Plan, incorporated by reference to
                              Post-Effective Amendment No. 9 filed on June 30, 1998.

9(d)                       -  Agency Agreement with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 7 filed on June 30, 1997.

9(e)                       -  Class C Shares Servicing Plan, incorporated by reference to
                              Post-Effective Amendment No. 9 filed on June 30, 1998.

10                         -  Opinion and Consent of Counsel, filed herewith.

11                         -  Not Applicable

12                         -  Not Applicable

13                         -  Not Applicable

14                         -  Not Applicable

15(a)                      -  Retail (Class A) Shares Distribution Plan, incorporated by reference to Post-Effective Amendment No. 7 filed on June 30, 1997.

15(b)                      -  Class B Shares Distribution Plan, incorporated by reference to
                              Post-Effective Amendment No. 9 filed on June 30, 1998.

15(c)                      -  Class C Shares Distribution Plan, incorporated by reference to
                              Post-Effective Amendment No. 9 filed on June 30, 1998.

16                         -  Not Applicable

17                         -  See Exhibit 27.

18                         -  Rule 18f-3 Multi-Class Plan,  incorporated by reference to
                              Post-Effective Amendment No. 6 to the Registration Statement filed on
                              November 15, 1996.

19                         -  Powers of Attorney for R. Greg Feltus, Jack S. Euphrat, Thomas S.
                              Goho, Joseph N. Hankin, W. Rodney Hughes, Robert M. Joses and J. Tucker
                              Morse, incorporated by reference to Post-Effective Amendment No. 7 filed on June 30, 1997.

27.1                       -  Financial Data Schedule - LifePath Opportunity (formerly, LifePath
                              2000) Fund - Retail Class A, incorporated by reference to Post-Effective
                              Amendment No. 9 filed on June 30, 1998.

27.3                       -  Financial Data Schedule - LifePath Opportunity (formerly, LifePath
                              2000) Fund - Institutional Class, incorporated by reference to
                              Post-Effective Amendment No. 9 filed on June 30, 1998.

27.4                       -  Financial Data Schedule - LifePath 2010 Fund - Retail Class A,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.5                       -  Financial Data Schedule - LifePath 2010 Fund - Retail Class B,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.6                       -  Financial Data Schedule - LifePath 2010 Fund - Institutional Class,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.7                       -  Financial Data Schedule - LifePath 2020 Fund - Retail Class A,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.8                       -  Financial Data Schedule - LifePath 2020 Fund - Retail Class B,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.9                       -  Financial Data Schedule - LifePath 2020 Fund - Institutional Class,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.10                      -  Financial Data Schedule - LifePath 2030 Fund - Retail Class A,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.11                      -  Financial Data Schedule - Life Path 2030 Fund - Retail Class B,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.12                      -  Financial Data Schedule - LifePath 2030 Fund - Institutional Class,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.13                      -  Financial Data Schedule - LifePath 2040 Fund - Retail Class A,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.14                      -  Financial Data Schedule - LifePath 2040 Fund - Retail Class B,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

27.15                      -  Financial Data Schedule - LifePath 2040 Fund - Institutional Class,
                              incorporated by reference to Post-Effective Amendment No. 9 filed on
                              June 30, 1998.

Item 25.  Persons Controlled by or Under Common Control with Registrant
-------   -------------------------------------------------------------

           As of May 31, 1998, each of the LifePath Funds owned the following percentages of the corresponding Master Portfolios of MIP and therefore could be considered a controlling person of the corresponding Master Portfolio for purposes of the 1940 Act.

                                                                                Percentage of
                                              Corresponding                     Outstanding
Fund                                          Master Portfolio                  Beneficial Interests
-------------------------------  -------------------------------------------  -------------------------
LifePath Opportunity Fund        LifePath 2000 Master Portfolio                        58.07%
LifePath 2010 Fund               LifePath 2010 Master Portfolio                        46.07%
LifePath 2020 Fund               LifePath 2020 Master Portfolio                        54.64%
LifePath 2030 Fund               LifePath 2030 Master Portfolio                        59.27%
LifePath 2040 Fund               LifePath 2040 Master Portfolio                        68.86%

Item 26.  Number of Holders of Securities
-------   -------------------------------

       As of May 31, 1998, the number of record shareholders of each Class of the Funds were as follows:

                                   Number of
Title of Class                     Record Holders
--------------                     --------------
LifePath Opportunity Fund
 Class A                           2,098
 Institutional Class               1

LifePath 2010 Fund
 Class A                           2,432
 Class B                           415
 Institutional Class               2

LifePath 2020 Fund
 Class A                           4,110
 Class B                           819
 Institutional Class               2

LifePath 2030 Fund
 Class A                           3,124
 Class B                           983
 Institutional Class               2

LifePath 2040 Fund
 Class A                           6,772
 Class B                           3,342
 Institutional Class               2

Item 27.  Indemnification
-------   ---------------

          Reference is made to Article 8 of the Registrant's Declaration of Trust. The application of these provisions is limited by Article 10 of the Registrant's By-Laws filed as and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of the Investment Adviser
-------   --------------------------------------------------------

          Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), serves as investment adviser to the Funds' corresponding Master Portfolios and to certain other open-end management investment companies and various other institutional investors.

          The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of BGFA and the business of the former sub-adviser to the Funds, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and                      Principal Business(es) During at
Position at BGFA              Least the Last Two Fiscal Years
----------------------------  ----------------------------------------------------------------------
Frederick L.A. Grauer         Director of BGFA and Co-Chairman and Director of BGI
Director                      45 Fremont Street, San Francisco, CA 94105

Name and                      Principal Business(es) During at
Position at BGFA              Least the Last Two Fiscal Years
----------------------------  ----------------------------------------------------------------------
Patricia Dunn                 Director of BGFA and Co-Chairman and Director of BGI
Director                      45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint              Chairman of the Board of Directors of BGFA and
Chairman and Director         Chief Executive Officer of BGI
                              45 Fremont Street, San Francisco, CA 94105

Geoffrey Fletcher             Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer       45 Fremont Street, San Francisco, CA 94105
                              Managing Director and Principal Accounting Officer at
                              Bankers Trust Company from 1988 - 1997
                              505 Market Street, San Francisco, CA  94111


        Prior to January 1, 1996, Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, served as investment adviser to each of the Fund's corresponding Master Portfolio's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

        To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
--------------------------  -------------------------------------------------------------------------
H. Jesse Arnelle            Senior Partner of Arnelle, Hastie, McGee, Willis & Greene
Director                    455 Market Street
                            San Francisco, CA  94105

                            Director of Armstrong World Industries, Inc.
                            5037 Patata Street
                            South Gate, CA  90280

Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
--------------------------  -------------------------------------------------------------------------
                            Director of Eastman Chemical Corporation
                            12805 Busch Place
                            Santa Fe Springs, CA  90670

                            Director of FPL Group, Inc.
                            700 Universe Blvd.
                            P.O. Box 14000
                            North Palm Beach, FL  33408

Michael R. Bowlin           Chairman of the Board of Directors, Chief Executive Officer,
Director                    Chief Operating Officer and President of
                            Atlantic Richfield Co. (ARCO)
                            Highway 150
                            Santa Paula, CA  93060

Edward Carson               Chairman of the Board and Chief Executive Officer of
Director                    First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA  90071

                            Director of Aztar Corporation
                            2390 East Camelback Road
                            Suite 400
                            Phoenix, AZ  85016

                            Director of Castle & Cook, Inc.
                            10900 Wilshire Blvd.
                            Los Angeles, CA  90024

                            Director of Terra Industries, Inc.
                            1321 Mount Pisgah Road
                            Walnut Creek, CA  94596

William S. Davilla          President (Emeritus) and a Director of
Director                    The Vons Companies, Inc.
                            618 Michillinda Ave.
                            Arcadia, CA  91007

                            Director of Pacific Gas & Electric Company
                            788 Taylorville Road
                            Grass Valley, CA  95949

Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
--------------------------  -------------------------------------------------------------------------
Rayburn S. Dezember         Director of CalMat Co.
Director                    3200 San Fernando Road
                            Los Angeles, CA  90065

                            Director of Tejon Ranch Company
                            P.O. Box 1000
                            Lebec, CA  93243

                            Director of The Bakersfield Californian
                            1707 I Street  P.O. Box 440
                            Bakersfield, CA  93302

                            Trustee of Whittier College
                            13406 East Philadelphia Ave.
                            P.O. Box 634
                            Whittier, CA  90608

Paul Hazen                  Chairman of the Board of Directors of
Chairman of the Board of    Wells Fargo & Company
Directors                   420 Montgomery Street
                            San Francisco, CA  94105

                            Director of Phelps Dodge Corporation
                            2600 North Central Ave.
                            Phoenix, AZ  85004

                            Director of Safeway, Inc.
                            4th and Jackson Streets
                            Oakland, CA  94660

Robert K. Jaedicke          Professor (Emeritus) of Accounting
Director                    Graduate School of Business at Stanford University
                            MBA Admissions Office
                            Stanford, CA  94305

                            Director of Bailard Biehl & Kaiser
                            Real Estate Investment Trust, Inc.
                            2755 Campus Dr.
                            San Mateo, CA  94403

Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
--------------------------  -------------------------------------------------------------------------
                            Director of Boise Cascade Corporation
                            1111 West Jefferson Street
                            P.O. Box 50
                            Boise, ID  83728

                            Director of California Water Service Company
                            1720 North First Street
                            San Jose, CA  95112

                            Director of Enron Corporation
                            1400 Smith Street
                            Houston, TX  77002

                            Director of GenCorp, Inc.
                            175 Ghent Road
                            Fairlawn, OH  44333

                            Director of Homestake Mining Company
                            650 California Street
                            San Francisco, CA  94108

Thomas L. Lee               Chairman and Chief Executive Officer of
Director                    The Newhall Land and Farming Company
                            10302 Avenue 7 1-2
                            Firebaugh, CA  93622

                            Director of Calmat Co.
                            501 El Charro Road
                            Pleasanton, CA  94588

                            Director of First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA  90071

Ellen Newman                President of Ellen Newman Associates
Director                    323 Geary Street
                            Suite 507
                            San Francisco, CA  94102

Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
--------------------------  -------------------------------------------------------------------------
                            Chair (Emeritus) of the Board of Trustees
                            University of California at San Francisco Foundation
                            250 Executive Park Blvd.
                            Suite 2000
                            San Francisco, CA  94143

                            Director of the California Chamber of Commerce
                            1201 K Street
                            12th Floor
                            Sacremento, CA  95814

Philip J. Quigley           Chairman, President and Chief Executive Officer of
Director                    Pacific Telesis Group
                            130 Kearney Street  Rm.  3700
                            San Francisco, CA  94108

Carl E. Reichardt           Director of Columbia/HCA Healthcare Corporation
Director                    One Park Plaza
                            Nashville, TN  37203

                            Director of Ford Motor Company
                            The American Road
                            Dearborn, MI  48121

                            Director of Newhall Management Corporation
                            23823 Valencia Blvd.
                            Valencia, CA  91355

                            Director of Pacific Gas and Electric Company
                            77 Beale Street
                            San Francisco, CA  94105

                            Retired Chairman of the Board of Directors
                            and Chief Executive Officer of Wells Fargo & Company
                            420 Montgomery Street
                            San Francisco, CA  94105

Donald B. Rice              President and Chief Executive Officer of Teledyne, Inc.
Director                    2049 Century Park East
                            Los Angeles, CA  90067

                            Retired Secretary of the Air Force

Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
--------------------------  -------------------------------------------------------------------------
                            Director of Vulcan Materials Company
                            One MetroPlex Drive
                            Birmingham, AL  35209

Richard J. Stegemeier       Chairman (Emeritus) of Unocal Corp.
Director                    44141 Yucca Avenue
                            Lancaster, CA  93534

                            Director of Foundation Health Corporation
                            166 4th
                            Fort Irwin, CA  92310

                            Director of Halliburton Company
                            3600 Lincoln Plaza
                            500 North Alcard Street
                            Dallas, TX  75201

                            Director of Northrop Grumman Corp.
                            1840 Century Park East
                            Los Angeles, CA  90067

                            Director of Outboard Marine Corporation
                            100 SeaHorse Drive
                            Waukegan, IL  60085

                            Director of Pacific Enterprises
                            555 West Fifth Street
                            Suite 2900
                            Los Angeles, CA  90031

                            Director of First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA  90071

Susan G. Swenson            President and Chief Executive Officer of Cellular One
Director                    651 Gateway Blvd.
                            San Francisco, CA  94080

David M. Tellep             Retired Chairman of the Board and Chief Executive Officer of
Director                    Martin Lockheed Corp
                            6801 Rockledge Drive
                            Bethesda, MD  20817

Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
--------------------------  -------------------------------------------------------------------------
                            Director of Edison International
                            and Southern California Edison Company
                            2244 Walnut Grove Ave.
                            Rosemead, CA  91770

                            Director of First Interstate
                            633 West Fifth Street
                            Los Angeles, CA  90071

Chang-Lin Tien              Chancellor of the University of California at Berkeley
Director
                            Director of Raychem Corporation
                            300 Constitution Drive
                            Menlo Park, CA  94025

John A. Young               President, Chief Executive Officer and Director
Director                    of Hewlett-Packard Company
                            3000 Hanover Street
                            Palo Alto, CA  9434

                            Director of Chevron Corporation
                            225 Bush Street
                            San Francisco, CA  94104

                            Director of Lucent Technologies
                            25 John Glenn Drive
                            Amherst, NY  14228

                            Director of Novell, Inc.
                            11300 West Olympic Blvd.
                            Los Angeles, CA  90064

                            Director of Shaman Pharmaceuticals Inc.
                            213 East Grand Ave. South
                            San Francisco, CA  94080

William F. Zuendt           Director of Wells Fargo & Company
President                   420 Montgomery Street
                            San Francisco, CA  94105

                            Director of 3Com Corporation
                            5400 Bayfront Plaza, P.O. Box 58145
                            Santa Clara, CA  95052

Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
--------------------------  -------------------------------------------------------------------------
                            Director of the California Chamber of Commerce

       Prior to January 1, 1996, WFNIA served as sub-adviser to the Funds corresponding Master Portfolios, and as adviser or sub-adviser to various other open-end management investment companies. For additional information, see "Management" in the Statement of Additional Information. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisers Act of 1940, SEC File No. 801-36479, incorporated herein by reference.


Item 29.  Principal Underwriters
-------   ----------------------

            (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for MasterWorks Funds Inc., Stagecoach Funds, Inc., Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and is the exclusive placement agent for Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies.

            (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to The Investment Advisers Act of 1940 (file No. 501-15510).

            (c) Not applicable.


Item 30.  Location of Accounts and Records
-------   --------------------------------

            (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

            (b) BGFA maintains all Records relating to its services as investment adviser at 45 Fremont Street, San Francisco, California 94105.

            (c) Wells Fargo Bank maintains all Records relating to its services as investment adviser and custodian for the period prior to January 1, 1996 and for its services as co-administrator, and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

            (d) BGFA, as successor entity to WFNIA, and on behalf of BGI, as successor entity to Wells Fargo Institutional Trust Company, N.A., maintains all Records relating to WFNIA's and Wells Fargo Institutional Trust Company, N.A.'s services as sub-adviser and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

            (e) Stephens maintains all Records relating to its services as co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

            (f) Investors Bank & Trust Company maintains all Records relating to its services as sub-administrator and custodian at 89 South Street, P.O. Box 1537, Boston, MA 02205-1537.


Item 31.  Management Services
-------   -------------------

            Other than as set forth under "Organization and Management of the Funds" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Not Applicable.


Item 32.  Undertakings
-------   ------------

            (a)  Not Applicable.

            (b)  Not Applicable.

            (c) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

            (d) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 8th day of July, 1998.

                                           STAGECOACH TRUST


                                           By /s/ Richard H. Blank, Jr.
                                           -------------------------
                                           (Richard H. Blank, Jr.)
                                           Secretary and Treasurer
                                           (Principal Financial Officer)

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title                Date
------------------------------  -------------------------------  ------

            *                   Trustee, Chairman and President
------------------------------  (Principal Executive Officer)    ------
   (R. Greg Feltus)

   /s/ Richard H. Blank, Jr.    Secretary and Treasurer          7/8/98
------------------------------  (Principal Financial Officer)    ------
   (Richard H. Blank, Jr.)

            *                   Trustee
------------------------------                                   ------
   (Jack S. Euphrat)

            *                   Trustee
------------------------------                                   ------
   (Thomas S. Goho)

            *                   Trustee
------------------------------                                   ------
   (Peter G. Gordon)

            *                   Trustee
------------------------------                                   ------
   (Joseph N. Hankin)

            *                   Trustee
------------------------------                                   ------
   (W. Rodney Hughes)

            *                   Trustee
------------------------------                                   ------
   (J. Tucker Morse)

*By:  /s/ Richard H. Blank, Jr.
      -------------------------
      Richard H. Blank, Jr.
      As Attorney-in-Fact
      July 8, 1998

                                STAGECOACH TRUST

                                 EXHIBIT INDEX

Exhibit Number                         Description
--------------                         -----------
EX-99.B10                Opinion and Consent of Counsel